Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net
Property, plant and equipment, net, consist of the following:

	As of
	December 31, 2020	December 31, 2021
	RMB	RMB
Computer and electronic equipment	17,313	31,041
Leasehold improvements	4,958	27,238
Office furniture and equipment	2,820	10,755
Motor vehicles	2,360	2,443

Total	27,451	71,477
Less: Accumulated depreciation (1)	(17,200)	(23,016)

Property, equipment and equipment, net	10,251	48,461

(1)	Depreciation expenses for the years ended December 31, 2019, 2020 and 2021 were RMB 3,441 thousand, RMB 4,684 thousand and RMB 6,474 thousand, respectively.